Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
13.	Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments, consisting of commitments to extend credit, commitments under line of credit lending arrangements and letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are received.

The following methods and assumptions were used in estimating fair values of financial instruments.

Cash and cash equivalents – The carrying amounts of cash equivalents approximate their fair values.

Securities – With the exception of floating rate trust preferred securities, fair values for securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique which is widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities. The determination of the fair value of the trust preferred securities is discussed more fully in Footnote 12, Fair Value

Securities receivable – The carrying amount of securities receivable approximates their fair values.

Loans receivable and held for sale – Fair values for loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values of impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable. The carrying amounts of loans held for sale approximate their fair values.

Accrued interest receivable and payable – The carrying amounts of accrued interest approximate their fair values.

FHLB stock – FHLB stock is restricted from trading purposes and thus, the carrying value approximates its fair value.

Bank owned life insurance (BOLI) – The fair value of BOLI at December 31, 2011 and December 31, 2010 approximated the cash surrender value of the policies at those dates.

Interest rate cap and interest rate swap contracts – Fair values of interest rate cap and interest rate swap contracts are based on dealer quotes.

Deposits – The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies current market interest rates to a schedule of aggregated expected monthly maturities.

Borrowed funds and subordinated debt – For variable rate borrowings, fair values are based on carrying values. For fixed rate borrowings, fair values are based on the discounted value of contractual cash flows and on the Company's current incremental borrowing rates for similar types of borrowing arrangements. Fair values of structured borrowings are based on dealer quotes.

Advance payments by borrowers for taxes and insurance – The fair value of the advance payments by borrowers for taxes and insurance approximated the carrying value of those commitments at those dates.

The following table sets forth the carrying amount and fair value of the Company's financial instruments included in the consolidated statement of financial condition as of December 31:

(Dollar amounts in thousands)	2011		2010

	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	$38,848	$38,848	$35,707	$35,707
Securities	1,130,116	1,130,116	1,077,672	1,077,672
Securities receivable	1,148	1,148	2,173	2,173
Loans receivable and held for sale	648,921	679,819	640,967	658,989
Accrued interest receivable	9,227	9,227	9,607	9,607
FHLB stock	21,256	21,256	26,097	26,097
Bank owned life insurance	30,802	30,802	30,098	30,098
Interest rate cap contracts	532	532	725	725
Financial liabilities:
Deposits	1,156,410	1,168,438	1,012,645	1,023,877
Borrowed funds	560,567	594,876	669,063	704,038
Junior subordinated notes	46,393	20,361	46,393	19,897
Advance payment by borrowers for taxes and insurance	2,519	2,519	2,441	2,441
Accrued interest payable	1,676	1,676	2,320	2,320
Interest rate swap contracts	5,531	5,531	2,857	2,857